SIGNIFICANT ACCOUNTING POLICIES (Details 4) - Sapiens [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	1.5
Dividend yield	0.00%	0.00%	0.00%
Expected volatility (weighted average)		48.90%	54.30%
Risk-free interest rate - Minimum	1.60%	1.80%	1.00%
Risk-free interest rate - Maximum	1.80%	1.90%	2.10%
Maximum [Member]
Expected exercise factor (weighted average)		2	2
Expected volatility (weighted average)	44.10%
Minimum [Member]
Expected exercise factor (weighted average)		1.5	1.5
Expected volatility (weighted average)	43.00%